LOANS AND ADVANCES TO CUSTOMERS	12 Months Ended
Dec. 31, 2022
Loans And Advances To Customers
LOANS AND ADVANCES TO CUSTOMERS

11)	LOANS AND ADVANCES TO CUSTOMERS

a)    Loans and advances to customers by type of product

	R$ thousands
	On December 31, 2022	On December 31, 2021
Companies	305,691,791	293,491,411
- Financing and On-lending	111,607,610	111,905,705
- Financing and export	37,587,540	46,635,544
- Housing loans	20,625,289	14,135,803
- Onlending BNDES/Finame	16,379,953	16,079,517
- Vehicle loans	23,242,661	18,927,295
- Import	10,391,807	13,055,441
- Leases	3,380,360	3,072,105
- Borrowings	179,349,940	169,606,160
- Working capital	98,963,672	101,989,937
- Rural loans	7,619,561	5,502,190
- Other	72,766,707	62,114,033
- Limit operations (1)	14,734,241	11,979,546
- Credit card	7,576,681	5,723,165
- Overdraft for corporates/Individuals	7,157,560	6,256,381

Individuals	357,611,537	320,342,196
- Financing and On-lending	125,994,550	119,730,088
- Housing loans	84,617,176	81,712,089
- Vehicle loans	34,012,500	30,884,597

	R$ thousands
	On December 31, 2022	On December 31, 2021
- Onlending BNDES/Finame	7,213,697	6,961,700
- Other	151,177	171,702
- Borrowings	156,052,453	142,243,997
- Payroll-deductible loans	89,761,029	84,535,206
- Personal credit	35,097,910	31,052,154
- Rural loans	12,367,701	10,348,497
- Other	18,825,813	16,308,140
- Limit operations (1)	75,564,534	58,368,111
- Credit card	69,954,999	53,771,164
- Overdraft for corporates/Individuals	5,609,535	4,596,947
Total portfolio	663,303,328	613,833,607
Expected credit loss	(54,898,695)	(40,800,985)
Total of net loans and advances to customers	608,404,633	573,032,622
(1)	Refers to outstanding operations with pre-established limits linked to current account and credit card, whose limits are automatically recomposed as the amounts used are paid.

b)	Finance Lease Receivables

Loans and advances to customers include the following finance lease receivables.

	R$ thousands
	On December 31, 2022	On December 31, 2021
Gross investments in finance lease receivables:
Up to one year	1,315,976	1,196,366
From one to five years	2,139,214	1,392,801
Over five years	118,980	694,556
Impairment loss on finance lease receivables	(45,795)	(57,535)
Net investment	3,528,375	3,226,188

Net investments in finance lease:
Up to one year	1,297,897	1,174,549
From one to five years	2,112,948	1,358,550
Over five years	117,530	693,089
Total	3,528,375	3,226,188

c)	Reconciliation of the gross book value of loans and advances to customers

Stage 1	R$ thousands
	Balance on December 31, 2021	Transfer to Stage 2	Transfer to Stage 3	Transfer from Stage 2	Transfer from Stage 3	Accumulated amortization (1)	Originated	Maturities/Early Settlements	(Write off)	Balance on December 31, 2022
Companies	255,289,107	(2,794,820)	(3,015,338)	5,246,877	831,328	(25,300,196)	158,295,633	(121,185,787)	-	267,366,804
- Financing	100,155,914	(883,862)	(575,993)	3,359,279	747,825	(4,253,515)	54,231,476	(48,321,880)	-	104,459,244
- Borrowings	145,443,287	(1,643,288)	(2,142,527)	1,516,557	73,145	(21,046,681)	99,485,262	(71,036,261)	-	150,649,494
- Revolving	9,689,906	(267,670)	(296,818)	371,041	10,358	-	4,578,895	(1,827,646)	-	12,258,066
Individuals	272,635,668	(11,588,082)	(7,123,858)	5,570,962	653,188	(29,994,346)	119,570,888	(57,068,065)	-	292,656,355
- Financing	107,558,782	(6,250,501)	(1,035,122)	3,202,704	84,557	(13,977,848)	36,106,621	(16,246,770)	-	109,442,423
- Borrowings	118,573,323	(2,598,680)	(3,337,413)	692,370	409,402	(16,016,498)	66,488,649	(38,563,078)	-	125,648,075
- Revolving	46,503,563	(2,738,901)	(2,751,323)	1,675,888	159,229	-	16,975,618	(2,258,217)	-	57,565,857
Total	527,924,775	(14,382,902)	(10,139,196)	10,817,839	1,484,516	(55,294,542)	277,866,521	(178,253,852)	-	560,023,159

Stage 2	R$ thousands
	Balance on December 31, 2021	Transfer to Stage 1	Transfer to Stage 3	Transfer from Stage 1	Transfer from Stage 3	Accumulated amortization (1)	Originated	Maturities/Early Settlements	(Write off)	Balance on December 31, 2022
Companies	14,119,637	(5,246,877)	(1,046,304)	2,794,820	936,352	(4,074,052)	5,881,869	(2,968,357)	-	10,397,088
- Financing	5,461,897	(3,359,279)	(234,955)	883,862	305,804	(2,964,276)	631,448	1,373,907	-	2,098,408
- Borrowings	7,082,040	(1,516,557)	(648,878)	1,643,288	600,089	(1,109,776)	4,881,568	(3,642,129)	-	7,289,645
- Revolving	1,575,700	(371,041)	(162,471)	267,670	30,459	-	368,853	(700,135)	-	1,009,035
Individuals	23,075,748	(5,570,962)	(2,452,124)	11,588,082	1,796,149	2,629,090	12,673,444	(12,208,369)	-	31,531,058
- Financing	10,479,754	(3,202,704)	(690,111)	6,250,501	64,442	1,425,641	3,673,945	(4,506,721)	-	13,494,747
- Borrowings	6,731,162	(692,370)	(779,343)	2,598,680	1,395,880	1,203,449	6,653,637	(6,346,880)	-	10,764,215
- Revolving	5,864,832	(1,675,888)	(982,670)	2,738,901	335,827	-	2,345,862	(1,354,768)	-	7,272,096
Total	37,195,385	(10,817,839)	(3,498,428)	14,382,902	2,732,501	(1,444,962)	18,555,313	(15,176,726)	-	41,928,146

Stage 3	R$ thousands
	Balance on December 31, 2021	Transfer to Stage 1	Transfer to Stage 2	Transfer from Stage 1	Transfer from Stage 2	Accumulated amortization (1)	Originated	Maturities/Early Settlements	(Write off)	Balance on December 31, 2022
Companies	24,082,667	(831,328)	(936,352)	3,015,338	1,046,304	1,025,380	15,392,717	(8,616,409)	(6,250,418)	27,927,899
- Financing	6,287,894	(747,825)	(305,804)	575,993	234,955	(541,932)	348,266	(193,223)	(608,365)	5,049,959
- Borrowings	17,080,832	(73,145)	(600,089)	2,142,527	648,878	1,567,312	14,523,782	(8,789,521)	(5,089,778)	21,410,798
- Revolving	713,941	(10,358)	(30,459)	296,818	162,471	-	520,669	366,335	(552,275)	1,467,142
Individuals	24,630,780	(653,188)	(1,796,149)	7,123,858	2,452,124	3,461,208	16,338,531	(5,629,284)	(12,503,756)	33,424,124
- Financing	1,691,549	(84,557)	(64,442)	1,035,122	690,111	1,473,380	859,894	(1,762,506)	(781,172)	3,057,379
- Borrowings	16,939,514	(409,402)	(1,395,880)	3,337,413	779,343	1,987,828	12,437,894	(5,942,417)	(8,094,131)	19,640,162
- Revolving	5,999,717	(159,229)	(335,827)	2,751,323	982,670	-	3,040,743	2,075,639	(3,628,453)	10,726,583
Total	48,713,447	(1,484,516)	(2,732,501)	10,139,196	3,498,428	4,486,588	31,731,248	(14,245,693)	(18,754,174)	61,352,023

Consolidated - All stages	R$ thousands
	Balance on December 31, 2021	Accumulated amortization (1)	Originated	Maturities/Early Settlements	(Write off)	Balance on December 31, 2022
Companies	293,491,411	(28,348,868)	179,570,219	(132,770,553)	(6,250,418)	305,691,791
- Financing	111,905,705	(7,759,723)	55,211,190	(47,141,196)	(608,365)	111,607,611
- Borrowings	169,606,159	(20,589,145)	118,890,612	(83,467,911)	(5,089,778)	179,349,937
- Revolving	11,979,547	-	5,468,417	(2,161,446)	(552,275)	14,734,243
Individuals	320,342,196	(23,904,048)	148,582,863	(74,905,718)	(12,503,756)	357,611,537
- Financing	119,730,085	(11,078,827)	40,640,460	(22,515,997)	(781,172)	125,994,549
- Borrowings	142,243,999	(12,825,221)	85,580,180	(50,852,375)	(8,094,131)	156,052,452
- Revolving	58,368,112	-	22,362,223	(1,537,346)	(3,628,453)	75,564,536
Total	613,833,607	(52,252,916)	328,153,082	(207,676,271)	(18,754,174)	663,303,328

(1) Changes to the value of contracts that remained in the same stage throughout the year.

Stage 1	R$ thousands
	Balance on December 31, 2020	Transfer to Stage 2	Transfer to Stage 3	Transfer from Stage 2	Transfer from Stage 3	Accumulated amortization (1)	Originated	Maturities/Early Settlements	(Write off)	Balance on December 31, 2021
Companies	217,561,123	(3,108,964)	(980,917)	1,593,772	199,175	(23,949,966)	168,208,771	(104,233,887)	-	255,289,107
- Financing	94,231,267	(908,149)	(189,983)	579,002	24,113	(11,279,214)	57,000,287	(39,301,409)	-	100,155,914
- Borrowings	116,800,205	(1,787,523)	(665,168)	868,348	165,127	(12,670,752)	107,605,738	(64,872,688)	-	145,443,287
- Revolving	6,529,651	(413,292)	(125,766)	146,422	9,935	-	3,602,746	(59,790)	-	9,689,906
Individuals	195,239,164	(7,139,615)	(3,661,718)	12,942,485	863,078	(10,699,421)	142,922,899	(57,831,204)	-	272,635,668
- Financing	81,332,376	(4,113,805)	(433,652)	2,878,902	73,321	(8,326,024)	51,195,741	(15,048,077)	-	107,558,782
- Borrowings	79,213,356	(1,127,801)	(1,709,840)	8,315,591	618,100	(2,373,397)	79,553,749	(43,916,435)	-	118,573,323
- Revolving	34,693,432	(1,898,009)	(1,518,226)	1,747,992	171,657	-	12,173,409	1,133,308	-	46,503,563
Total	412,800,287	(10,248,579)	(4,642,635)	14,536,257	1,062,253	(34,649,387)	311,131,670	(162,065,091)	-	527,924,775

Stage 2	R$ thousands
	Balance on December 31, 2020	Transfer to Stage 1	Transfer to Stage 3	Transfer from Stage 1	Transfer from Stage 3	Accumulated amortization (1)	Originated	Maturities/Early Settlements	(Write off)	Balance on December 31, 2021
Companies	13,960,366	(1,593,772)	(594,262)	3,108,964	505,019	(719,581)	6,266,004	(6,813,101)	-	14,119,637
- Financing	6,878,331	(579,002)	(258,817)	908,149	19,994	(841,508)	989,891	(1,655,141)	-	5,461,897
- Borrowings	6,329,980	(868,348)	(282,480)	1,787,523	452,273	121,927	4,596,735	(5,055,570)	-	7,082,040
- Revolving	752,055	(146,422)	(52,965)	413,292	32,752	-	679,378	(102,390)	-	1,575,700
Individuals	38,023,532	(12,942,485)	(2,313,732)	7,139,615	1,463,999	(8,310,115)	8,960,243	(8,945,309)	-	23,075,748
- Financing	10,655,990	(2,878,902)	(752,245)	4,113,805	208,332	(294,587)	3,036,579	(3,609,218)	-	10,479,754
- Borrowings	22,782,488	(8,315,591)	(978,590)	1,127,801	969,332	(8,015,528)	4,144,977	(4,983,727)	-	6,731,162
- Revolving	4,585,054	(1,747,992)	(582,897)	1,898,009	286,335	-	1,778,687	(352,364)	-	5,864,832
Total	51,983,898	(14,536,257)	(2,907,994)	10,248,579	1,969,018	(9,029,696)	15,226,247	(15,758,410)	-	37,195,385

Stage 3	R$ thousands
	Balance on December 31, 2020	Transfer to Stage 1	Transfer to Stage 2	Transfer from Stage 1	Transfer from Stage 2	Accumulated amortization (1)	Originated	Maturities/Early Settlements	(Write off)	Balance on December 31, 2021
Companies	25,288,827	(199,175)	(505,019)	980,917	594,262	244,809	10,389,522	(7,900,553)	(4,810,923)	24,082,667
- Financing	7,352,243	(24,113)	(19,994)	189,983	258,817	503,893	911,654	(2,267,756)	(616,833)	6,287,894
- Borrowings	17,254,607	(165,127)	(452,273)	665,168	282,480	(259,084)	9,242,876	(5,788,533)	(3,699,282)	17,080,832
- Revolving	681,977	(9,935)	(32,752)	125,766	52,965	-	234,992	155,736	(494,808)	713,941
Individuals	23,143,751	(863,078)	(1,463,999)	3,661,718	2,313,732	1,311,072	13,739,385	(7,098,812)	(10,112,989)	24,630,780
- Financing	1,146,464	(73,321)	(208,332)	433,652	752,245	827,384	394,249	(1,165,852)	(414,940)	1,691,549
- Borrowings	16,659,845	(618,100)	(969,332)	1,709,840	978,590	483,688	11,892,438	(7,168,430)	(6,029,025)	16,939,514
- Revolving	5,337,442	(171,657)	(286,335)	1,518,226	582,897	-	1,452,698	1,235,470	(3,669,024)	5,999,717
Total	48,432,578	(1,062,253)	(1,969,018)	4,642,635	2,907,994	1,555,881	24,128,907	(14,999,365)	(14,923,912)	48,713,447

Consolidated - All stages	R$ thousands
	Balance on December 31, 2020	Accumulated amortization (1)	Originated	Maturities/Early Settlements	(Write off)	Balance on December 31, 2021
Companies	256,810,316	(24,424,738)	184,864,297	(118,947,541)	(4,810,923)	293,491,411
- Financing	108,461,841	(11,616,829)	58,901,832	(43,224,306)	(616,833)	111,905,705
- Borrowings	140,384,792	(12,807,909)	121,445,349	(75,716,791)	(3,699,282)	169,606,159
- Revolving	7,963,683	-	4,517,116	(6,444)	(494,808)	11,979,547
Individuals	256,406,447	(17,698,464)	165,622,527	(73,875,325)	(10,112,989)	320,342,196
- Financing	93,134,830	(7,793,227)	54,626,569	(19,823,147)	(414,940)	119,730,085
- Borrowings	118,655,689	(9,905,237)	95,591,164	(56,068,592)	(6,029,025)	142,243,999
- Revolving	44,615,928	-	15,404,794	2,016,414	(3,669,024)	58,368,112
Total	513,216,763	(42,123,202)	350,486,824	(192,822,866)	(14,923,912)	613,833,607

(1) Changes to the value of contracts that remained in the same stage throughout the year.

d)	Reconciliation of expected losses from loans and advances to customers

(Consider expected losses on loans, commitments to be released and financial guarantees provided)

Stage 1	R$ thousands
	Balance on December 31, 2021	Transfer to Stage 2	Transfer to Stage 3	Transfer from Stage 2	Transfer from Stage 3	Remeasurement (1)	Originated	Constitution/ (Reversion)(2)	(Write off)	Balance on December 31, 2022
Companies	4,556,820	(101,453)	(110,121)	237,462	315,659	(625,656)	2,814,415	(1,927,163)	-	5,159,963
- Financing	1,522,532	(20,144)	(12,901)	90,454	250,104	(89,461)	503,553	(683,146)	-	1,560,991
- Borrowings	2,488,160	(65,042)	(80,686)	118,906	51,870	(536,195)	2,085,751	(1,150,619)	-	2,912,145
- Revolving	546,128	(16,267)	(16,534)	28,102	13,685	-	225,111	(93,398)	-	686,827
Individuals	8,406,156	(525,542)	(453,601)	667,325	397,722	(1,069,906)	3,737,994	(2,563,241)	-	8,596,907
- Financing	937,824	(113,600)	(42,639)	289,773	50,226	(415,422)	388,709	(403,174)	-	691,697
- Borrowings	3,369,295	(193,374)	(194,765)	177,915	241,304	(654,484)	2,126,199	(1,539,617)	-	3,332,473
- Revolving	4,099,037	(218,568)	(216,197)	199,637	106,192	-	1,223,086	(620,450)	-	4,572,737
Total	12,962,976	(626,995)	(563,722)	904,787	713,381	(1,695,562)	6,552,409	(4,490,404)	-	13,756,870

Stage 2	R$ thousands
	Balance on December 31, 2021	Transfer to Stage 1	Transfer to Stage 3	Transfer from Stage 1	Transfer from Stage 3	Remeasurement (1)	Originated	Constitution/ (Reversion)(2)	(Write off)	Balance on December 31, 2022
Companies	1,469,716	(237,462)	(143,437)	101,453	464,742	77,264	1,692,435	(938,254)	-	2,486,457
- Financing	307,316	(90,454)	(40,245)	20,144	149,822	20,059	111,823	(150,778)	-	327,687
- Borrowings	973,523	(118,906)	(84,866)	65,042	297,079	57,205	1,472,024	(757,210)	-	1,903,891
- Revolving	188,877	(28,102)	(18,326)	16,267	17,841	-	108,588	(30,266)	-	254,879
Individuals	4,971,646	(667,325)	(688,908)	525,542	767,188	(212,575)	3,543,740	(2,054,246)	-	6,185,062
- Financing	1,352,248	(289,773)	(151,910)	113,600	42,244	(433,930)	308,662	(15,799)	-	925,342
- Borrowings	2,369,866	(177,915)	(337,058)	193,374	568,679	221,355	2,641,737	(1,775,396)	-	3,704,642
- Revolving	1,249,532	(199,637)	(199,940)	218,568	156,265	-	593,341	(263,051)	-	1,555,078
Total	6,441,362	(904,787)	(832,345)	626,995	1,231,930	(135,311)	5,236,175	(2,992,500)	-	8,671,519

Stage 3	R$ thousands
	Balance on December 31, 2021	Transfer to Stage 1	Transfer to Stage 2	Transfer from Stage 1	Transfer from Stage 2	Remeasurement (1)	Originated	Constitution/ (Reversion)(2)	(Write off)	Balance on December 31, 2022
Companies	13,066,238	(315,659)	(464,742)	110,121	143,437	1,317,812	10,148,808	942,680	(6,250,418)	18,698,277
- Financing	3,304,316	(250,104)	(149,822)	12,901	40,245	(517,968)	247,238	266,920	(608,365)	2,345,361
- Borrowings	9,280,084	(51,870)	(297,079)	80,686	84,866	1,835,780	9,610,383	178,207	(5,335,003)	15,386,054
- Revolving	481,838	(13,685)	(17,841)	16,534	18,326	-	291,187	497,553	(307,050)	966,862
Individuals	13,711,766	(397,722)	(767,188)	453,601	688,908	3,083,696	8,161,475	6,107,289	(12,503,756)	18,538,069
- Financing	1,015,270	(50,226)	(42,244)	42,639	151,910	297,034	374,456	115,514	(781,172)	1,123,181
- Borrowings	8,891,678	(241,304)	(568,679)	194,765	337,058	2,786,662	6,020,157	1,804,284	(8,094,131)	11,130,490
- Revolving	3,804,818	(106,192)	(156,265)	216,197	199,940	-	1,766,862	4,187,491	(3,628,453)	6,284,398
Total	26,778,004	(713,381)	(1,231,930)	563,722	832,345	4,401,508	18,310,283	7,049,969	(18,754,174)	37,236,346

Consolidated - All stages	R$ thousands
	Balance on December 31, 2021	Remeasurement (1)	Originated	Constitution/ (Reversion)(2)	(Write off)	Balance on December 31, 2022
Companies	19,092,774	769,420	14,655,658	(1,922,737)	(6,250,418)	26,344,697
- Financing	5,134,164	(587,370)	862,614	(567,004)	(608,365)	4,234,039
- Borrowings	12,741,767	1,356,790	13,168,158	(1,729,622)	(5,335,003)	20,202,090
- Revolving	1,216,843	-	624,886	373,889	(307,050)	1,908,568
Individuals	27,089,568	1,801,215	15,443,209	1,489,802	(12,503,756)	33,320,038
- Financing	3,305,342	(552,318)	1,071,827	(303,459)	(781,172)	2,740,220
- Borrowings	14,630,839	2,353,533	10,788,093	(1,510,729)	(8,094,131)	18,167,605
- Revolving	9,153,387	-	3,583,289	3,303,990	(3,628,453)	12,412,213
Total	46,182,342	2,570,635	30,098,867	(432,935)	(18,754,174)	59,664,735

(1) Effect of changes in the value of contracts that remained in the same stage throughout the year; and

(2) Relates to early settlements, maturities and modifications.

Stage 1	R$ thousands
	Balance on December 31, 2020	Transfer to Stage 2	Transfer to Stage 3	Transfer from Stage 2	Transfer from Stage 3	Remeasurement (1)	Originated	Constitution/ (Reversion)(2)	(Write off)	Balance on December 31, 2021
Companies	4,657,940	(157,782)	(54,858)	192,483	124,467	(1,142,215)	2,738,532	(1,801,747)	-	4,556,820
- Financing	1,434,546	(21,869)	(5,663)	90,143	16,105	(133,108)	615,002	(472,624)	-	1,522,532
- Borrowings	2,748,583	(103,659)	(39,773)	88,400	87,702	(1,009,107)	1,952,341	(1,236,327)	-	2,488,160
- Revolving	474,811	(32,254)	(9,422)	13,940	20,660	-	171,189	(92,796)	-	546,128
Individuals	6,263,052	(337,964)	(229,070)	1,413,258	531,607	(338,961)	4,231,021	(3,126,787)	-	8,406,156
- Financing	763,932	(82,314)	(14,406)	585,259	37,863	(252,016)	625,515	(726,009)	-	937,824
- Borrowings	2,077,714	(80,969)	(79,133)	646,839	274,566	(86,945)	2,546,460	(1,929,237)	-	3,369,295
- Revolving	3,421,406	(174,681)	(135,531)	181,160	219,178	-	1,059,046	(471,541)	-	4,099,037
Total	10,920,992	(495,746)	(283,928)	1,605,741	656,074	(1,481,176)	6,969,553	(4,928,534)	-	12,962,976

Stage 2	R$ thousands
	Balance on December 31, 2020	Transfer to Stage 1	Transfer to Stage 3	Transfer from Stage 1	Transfer from Stage 3	Remeasurement (1)	Originated	Constitution/ (Reversion)(2)	(Write off)	Balance on December 31, 2021
Companies	1,545,667	(192,483)	(97,676)	157,782	299,254	(132,762)	864,510	(974,576)	-	1,469,716
- Financing	499,494	(90,143)	(40,825)	21,869	11,304	(118,985)	111,867	(87,265)	-	307,316
- Borrowings	937,652	(88,400)	(46,682)	103,659	262,790	(13,777)	672,728	(854,447)	-	973,523
- Revolving	108,521	(13,940)	(10,169)	32,254	25,160	-	79,915	(32,864)	-	188,877
Individuals	6,794,923	(1,413,258)	(698,784)	337,964	606,956	(1,945,420)	2,594,789	(1,305,524)	-	4,971,646
- Financing	3,104,787	(585,259)	(374,649)	82,314	118,412	(1,505,518)	455,748	56,413	-	1,352,248
- Borrowings	2,939,423	(646,839)	(213,992)	80,969	307,151	(439,902)	1,703,515	(1,360,459)	-	2,369,866
- Revolving	750,713	(181,160)	(110,143)	174,681	181,393	-	435,526	(1,478)	-	1,249,532
Total	8,340,590	(1,605,741)	(796,460)	495,746	906,210	(2,078,182)	3,459,299	(2,280,100)	-	6,441,362

Stage 3	R$ thousands
	Balance on December 31, 2020	Transfer to Stage 1	Transfer to Stage 2	Transfer from Stage 1	Transfer from Stage 2	Remeasurement (1)	Originated	Constitution/ (Reversion)(2)	(Write off)	Balance on December 31, 2021
Companies	14,316,381	(124,467)	(299,254)	54,858	97,676	787,993	4,968,963	(1,924,989)	(4,810,923)	13,066,238
- Financing	4,055,197	(16,105)	(11,304)	5,663	40,825	296,523	500,950	(950,600)	(616,833)	3,304,316
- Borrowings	9,768,315	(87,702)	(262,790)	39,773	46,682	491,470	4,340,731	(1,357,113)	(3,699,282)	9,280,084
- Revolving	492,869	(20,660)	(25,160)	9,422	10,169	-	127,282	382,724	(494,808)	481,838
Individuals	12,179,688	(531,607)	(606,956)	229,070	698,784	2,051,282	6,487,763	3,316,731	(10,112,989)	13,711,766
- Financing	625,961	(37,863)	(118,412)	14,406	374,649	542,473	212,563	(183,567)	(414,940)	1,015,270
- Borrowings	7,643,173	(274,566)	(307,151)	79,133	213,992	1,508,809	5,493,605	563,708	(6,029,025)	8,891,678
- Revolving	3,910,554	(219,178)	(181,393)	135,531	110,143	-	781,595	2,936,590	(3,669,024)	3,804,818
Total	26,496,069	(656,074)	(906,210)	283,928	796,460	2,839,275	11,456,726	1,391,742	(14,923,912)	26,778,004

Consolidated - All stages	R$ thousands
	Expected loss on december 31, 2020	Remeasurement (1)	Originated	Constitution/ (Reversion)(2)	(Write off)	Expected loss on december 31, 2021
Companies	20,519,988	(486,984)	8,572,005	(4,701,312)	(4,810,923)	19,092,774
- Financing	5,989,237	44,430	1,227,819	(1,510,489)	(616,833)	5,134,164
- Borrowings	13,454,550	(531,414)	6,965,800	(3,447,887)	(3,699,282)	12,741,767
- Revolving	1,076,201	-	378,386	257,064	(494,808)	1,216,843
Individuals	25,237,663	(233,099)	13,313,573	(1,115,580)	(10,112,989)	27,089,568
- Financing	4,494,680	(1,215,061)	1,293,826	(853,163)	(414,940)	3,305,342
- Borrowings	12,660,310	981,962	9,743,580	(2,725,988)	(6,029,025)	14,630,839
- Revolving	8,082,673	-	2,276,167	2,463,571	(3,669,024)	9,153,387
Total	45,757,651	(720,083)	21,885,578	(5,816,892)	(14,923,912)	46,182,342

(1) Effect of changes in the value of contracts that remained in the same stage throughout the year; and

(2) Relates to early settlements, maturities and modifications.

e)	Sensitivity analysis

The measurement of expected credit losses incorporates prospective information based on projections of economic scenarios, which are developed by a team of specialists and approved in accordance with the Organization's risk governance. Each economic scenario has the evolution over time of a list of macroeconomic variables, among which are: inflation indices (IPCA), economic activity indices (GDP, unemployment, etc.), Brazilian interest rates and currencies, reflecting the expectations and assumptions of each scenario. Projections are reviewed at least annually, being more timely in cases of material events that may materially alter future prospects.

The estimate of the expected credit loss is made by combining multiple scenarios, which are weighted according to the probability assigned to each scenario, with the base scenario being the most likely. In order to determine possible oscillations in the expected loss resulting from economic projections, simulations were carried out by changing the weighting of the scenarios used in the calculation of the expected loss. The table below shows the probabilities attributed to each scenario and the impacts:

	On December 31, 2022 - R$ thousands
	Weighting			Constitution/(Reversion)
	Base Scenario	Optimistic Scenario*	Pessimistic Scenario**
Simulation 1	100%	-	-	(1,467,377)
Simulation 2	-	100%	-	(2,880,075)
Simulation 3	-	-	100%	1,686,432

* Scenario in which the economy grows more than expected.
** Scenario in which the economy grows less than expected.

f)	Expected loss on loans and advances

	R$ thousands
	Year ended December 31
	2022	2021	2020
Amount recorded	32,236,567	15,348,603	24,631,238
Amount recovered	(5,870,896)	(5,990,369)	(5,919,397)
Expected loss on loans and advances	26,365,671	9,358,234	18,711,841

g)	Loans and advances to customers renegotiated

The total balance of “Loans and advances to customers renegotiated” includes renegotiated loans and advances to customers. Such loans contemplate extension of loan payment terms, grace periods, reductions in interest rates, and/or, in some cases, the forgiveness (write-off) of part of the loan principal amount.

Renegotiations may occur after debts are past due or when the Company has information about a significant deterioration in the client’s creditworthiness. The purpose of such renegotiations is to adapt the loan to reflect the client’s actual payment capacity.

The following table shows changes made and our analysis of our portfolio of renegotiated loans and advances to customers:

	R$ thousands
	On December 31, 2022	On December 31, 2021
Opening balance	28,619,018	29,757,140
Amount renegotiated	33,667,170	28,506,866
Amount received/Others (1)	(21,836,142)	(24,768,774)
Write-offs	(6,096,557)	(4,876,214)
Closing balance	34,353,489	28,619,018
Expected loss on loans and advances	(13,876,069)	(10,983,519)
Total renegotiated loans and advances to customers, net of impairment at the end of the year	20,477,420	17,635,499

Impairment on renegotiated loans and advances as a percentage of the renegotiated portfolio	40.4%	38.4%
Total renegotiated loans and advances as a percentage of the total loan portfolio	5.2%	4.7%
Total renegotiated loans and advances as a percentage of the total loan portfolio, net of impairment	5.6%	5.0%
(1)	Includes the settlement of renegotiated contracts through new operations.

At the time a loan is modified, Management considers the new loan’s conditions and renegotiated maturity and it is no longer considered past due. From the date of modification, renegotiated interest begins to accrue, using the effective interest rate method, taking into consideration the client’s capacity to pay the loan based on the analysis made by Management. If the customer fails to maintain the new negotiated terms, management considers ceasing accrual from that point.

Additionally, any balances related to renegotiated loans and advances to customers that have already been written off and recorded in memorandum accounts, as well as any gains from renegotiations, are recognized only when received.